INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2023	Apr. 20, 2023	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from public offering	$ 4,940,000	$ 4,940,000			$ 6,000,000	$ 6,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of sale of stock		2,000,000	2,000,000
Sale of stock price per share		$ 3.00	$ 3.00		$ 3.00
Proceeds from sale of stock		$ 6,000,000
Public offering price, percentage								110.00%
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares		100,000						100,000
Warrants exercise price		$ 3.30						$ 3.30
Public offering price, percentage		110.00%